CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Utilities	$ 9,758,000,000	$ 9,309,000,000	$ 8,441,000,000
Energy-related businesses	1,277,000,000	1,248,000,000	1,206,000,000
Total revenues	11,035,000,000	10,557,000,000	9,647,000,000
Utilities [Abstract]
Cost of natural gas	(1,758,000,000)	(1,646,000,000)	(1,290,000,000)
Cost of electric fuel and purchased power	(2,281,000,000)	(1,932,000,000)	(1,760,000,000)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(552,000,000)	(435,000,000)	(481,000,000)
Other cost of sales	(163,000,000)	(178,000,000)	(159,000,000)
Operation and maintenance	2,935,000,000	2,995,000,000	2,956,000,000
Depreciation and amortization	(1,156,000,000)	(1,113,000,000)	(1,090,000,000)
Loss from plant closure	(6,000,000)	(200,000,000)	0
Franchise fees and other taxes	(408,000,000)	(374,000,000)	(359,000,000)
Gains on sale of equity interests and assets	62,000,000	114,000,000	7,000,000
Equity Earnings (Losses) [Abstract]
Equity (losses) earnings, other	81,000,000	31,000,000	(319,000,000)
Other income (expense), net	137,000,000	140,000,000	172,000,000
Interest income	22,000,000	20,000,000	24,000,000
Interest expense	(554,000,000)	(559,000,000)	(493,000,000)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,524,000,000	1,430,000,000	943,000,000
Income tax (expense) benefit	(300,000,000)	(366,000,000)	(59,000,000)
Equity earnings, net of income tax	38,000,000	24,000,000	36,000,000
Net income	1,262,000,000	1,088,000,000	920,000,000
Losses (earnings) attributable to noncontrolling interests	(100,000,000)	(79,000,000)	(55,000,000)
Call premium on preferred stock of subsidiary	0	(3,000,000)	0
Preferred dividends of subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
Earnings	1,161,000,000	1,001,000,000	859,000,000
Basic earnings per common share:
Basic earnings per common share	$ 4.72	$ 4.1	$ 3.56
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	245,891	243,863	241,347
Diluted earnings per common share:
Diluted earnings per common share	$ 4.63	$ 4.01	$ 3.48
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	250,655	249,332	246,693
San Diego Gas and Electric Company [Member]
Utility operating revenues
Electric	3,785,000,000	3,537,000,000	3,226,000,000
Natural gas	544,000,000	529,000,000	468,000,000
Total utility operating revenues	4,329,000,000	4,066,000,000	3,694,000,000
Utility operating expenses
Utility cost of natural gas	208,000,000	204,000,000	151,000,000
Utility cost of electric fuel and purchased power	1,309,000,000	1,019,000,000	892,000,000
Utility operation and maintenance	1,076,000,000	1,157,000,000	1,154,000,000
Utility depreciation and amortization	530,000,000	494,000,000	490,000,000
Utility franchise fees and other taxes	241,000,000	210,000,000	198,000,000
Plant closure loss	6,000,000	200,000,000	0
Total utility operating expenses	3,370,000,000	3,284,000,000	2,885,000,000
Utility operating income	959,000,000	782,000,000	809,000,000
Equity Earnings (Losses) [Abstract]
Other income (expense), net	40,000,000	40,000,000	69,000,000
Interest income	0	1,000,000	0
Interest expense	(202,000,000)	(197,000,000)	(173,000,000)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	797,000,000	626,000,000	705,000,000
Income tax (expense) benefit	(270,000,000)	(191,000,000)	(190,000,000)
Net income	527,000,000	435,000,000	515,000,000
Losses (earnings) attributable to noncontrolling interests	(20,000,000)	(24,000,000)	(26,000,000)
Earnings	507,000,000	411,000,000	489,000,000
Call premium on preferred stock	0	(3,000,000)	0
Preferred stock requirements	0	(4,000,000)	(5,000,000)
Earnings attributable to common shares	507,000,000	404,000,000	484,000,000
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,855,000,000	3,736,000,000	3,282,000,000
Utility operating expenses
Utility cost of natural gas	1,449,000,000	1,362,000,000	1,074,000,000
Utility operation and maintenance	1,321,000,000	1,324,000,000	1,304,000,000
Utility depreciation and amortization	431,000,000	383,000,000	362,000,000
Utility franchise fees and other taxes	133,000,000	128,000,000	122,000,000
Total utility operating expenses	3,334,000,000	3,197,000,000	2,862,000,000
Utility operating income	521,000,000	539,000,000	420,000,000
Equity Earnings (Losses) [Abstract]
Other income (expense), net	20,000,000	11,000,000	17,000,000
Interest expense	(69,000,000)	(69,000,000)	(68,000,000)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	472,000,000	481,000,000	369,000,000
Income tax (expense) benefit	(139,000,000)	(116,000,000)	(79,000,000)
Net income	333,000,000	365,000,000	290,000,000
Earnings	333,000,000	365,000,000	290,000,000
Preferred stock requirements	(1,000,000)	(1,000,000)	(1,000,000)
Earnings attributable to common shares	$ 332,000,000	$ 364,000,000	$ 289,000,000